SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 16:-	SELECTED STATEMENTS OF INCOME DATA

Financial expenses:

	Year ended December 31,
	2019	2018	2017
Financial expenses:

Interest on short-term and long-term bank credit and bank charges and long-term debt	$(360)	$(412)	$(349)
Realization of foreign currency translation adjustments	-	-	(64)
Foreign exchange loss, net	(1,971)	-	(4,010)

	(2,331)	(412)	(4,423)
Financial income:

Interest on short-term and long-term bank deposits	664	670	462
Foreign exchange gains, net	-	1,103	-

	664	1,773	462

Financial income (expenses), net	$(1,667)	$1,361	$(3,961)